                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-09993

Exact Name of Registrant
(as specified in charter):  Cohen & Steers Advantage Income Realty Fund, Inc.

Address of Principal Executive Office:  757 Third Avenue
                                        New York, NY 10017

Name and address of agent for service:  John E. McLean
                                        757 Third Avenue
                                        New York, NY 10017

Registrant telephone number, including area code:  (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                          Number
                                                                         of Shares           Value
                                                                      ----------------   ---------------
COMMON STOCK                                               116.6%
    DIVERSIFIED                                             12.1%
           Colonial Properties Trust                                         392,900     $  17,476,192
           Digital Realty Trust                                               54,100           973,800
           Entertainment Properties Trust                                    100,300         4,476,389
           iStar Financial                                                   265,900        10,750,337
           Spirit Finance Corp.                                              475,600         5,350,500
           Vornado Realty Trust                                              409,900        35,505,538
                                                                                         -------------
                                                                                            74,532,756
                                                                                         -------------
    HEALTH CARE                                             18.0%
           Health Care Property Investors                                    915,700        24,714,743
           Health Care REIT                                                  379,500        14,075,655
           Healthcare Realty Trust                                           240,700         9,661,698
           Medical Properties Trust                                           23,400           229,320
           Nationwide Health Properties                                      772,300        17,994,590
           Ventas                                                          1,382,400        44,513,280
                                                                                         -------------
                                                                                           111,189,286
                                                                                         -------------
    HOTEL                                                    3.1%
           DiamondRock Hospitality Co.                                       233,500         2,743,625
           Hospitality Properties Trust                                      269,400        11,546,484
           Strategic Hotel Capital                                           273,500         4,994,110
                                                                                         -------------
                                                                                            19,284,219
                                                                                         -------------
    INDUSTRIAL                                               2.3%
           First Industrial Realty Trust                                     359,000        14,377,950
                                                                                         -------------
    MORTGAGE                                                 4.5%
           Gramercy Capital Corp.(a)                                         535,000        12,818,600
           Newcastle Investment Corp.                                        527,337        14,712,702
                                                                                         -------------
                                                                                            27,531,302
                                                                                         -------------






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                                       1
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                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                          Number
                                                                         of Shares           Value
                                                                      ----------------   ---------------
    OFFICE                                                  35.7%
           American Financial Realty Trust                                   722,000     $  10,252,400
           Arden Realty                                                      529,100        21,783,047
           Brandywine Realty Trust                                           633,100        19,683,079
           CarrAmerica Realty Corp.                                          624,900        22,465,155
           Equity Office Properties Trust                                    777,800        25,441,838
           Glenborough Realty Trust                                           46,800           898,560
           Highwoods Properties                                              393,300        11,606,283
           HRPT Properties Trust                                             777,900         9,653,739
           Mack-Cali Realty Corp.                                            726,200        32,635,428
           Maguire Properties                                                398,800        11,983,940
           Prentiss Properties Trust                                         612,400        24,863,440
           Reckson Associates Realty Corp.                                   840,100        29,025,455
                                                                                         -------------
                                                                                           220,292,364
                                                                                         -------------
    OFFICE/INDUSTRIAL                                        6.9%
           Duke Realty Corp.                                                 433,700        14,693,756
           Liberty Property Trust                                            651,000        27,693,540
                                                                                         -------------
                                                                                            42,387,296
                                                                                         -------------
    RESIDENTIAL - APARTMENT                                 16.0%
           American Campus Communities                                       186,600         4,482,132
           AMLI Residential Properties Trust                                 166,200         5,330,034
           Apartment Investment & Management Co.                             113,700         4,409,286
           Archstone-Smith Trust                                             503,152        20,060,670
           AvalonBay Communities                                             179,400        15,374,580
           Camden Property Trust                                             228,600        12,744,450
           Education Realty Trust                                            337,800         5,641,260
           GMH Communities Trust                                             397,000         5,823,990
           Home Properties                                                   280,600        11,013,550
           Mid-America Apartment Communities                                 209,600         9,748,496
           Town and Country Trust                                            150,000         4,353,000
                                                                                         -------------
                                                                                            98,981,448
                                                                                         -------------


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                                       2
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                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                          Number
                                                                         of Shares           Value
                                                                      ----------------   ---------------
    SELF STORAGE                                              5.7%
           Extra Space Storage                                            264,100        $   4,061,858
           Extra Space Storage (Restricted)(b,c)                           39,500              577,135
           Public Storage-Series A                                        802,400           22,707,920
           Sovran Self Storage                                             57,300            2,804,835
           U-Store-It Trust                                               245,400            4,974,258
                                                                                         -------------
                                                                                            35,126,006
                                                                                         -------------
    SHOPPING CENTER                                         12.3%
        COMMUNITY CENTER                                     3.6%
           Cedar Shopping Centers                                         363,900            5,265,633
           Heritage Property Investment Trust                             307,000           10,745,000
           Inland Real Estate Corp.                                       162,900            2,551,014
           New Plan Excel Realty Trust                                    151,700            3,481,515
                                                                                         -------------
                                                                                            22,043,162
                                                                                         -------------
        REGIONAL MALL                                        8.7%
           Glimcher Realty Trust                                          467,900           11,449,513
           Macerich Co.                                                   358,100           23,255,014
           Mills Corp.                                                    345,600           19,035,648
                                                                                         -------------
                                                                                            53,740,175
                                                                                         -------------
           TOTAL SHOPPING CENTER                                                            75,783,337
                                                                                         -------------
               TOTAL COMMON STOCK
                (Identified cost-$475,666,050)                                             719,485,964
                                                                                         -------------


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                                       3
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                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                          Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------
PREFERRED STOCK                                              30.0%
    DIVERSIFIED                                               3.1%
           Colonial Properties Trust, 9.25%, Series C                       8,300       $     213,144
           Crescent Real Estate Equities Co., 6.75%,                      339,300           7,515,495
            Series A (Convertible)
           Digital Realty Trust, 8.50%, Series A                           65,900           1,736,465
           Digital Realty Trust, 7.875%, Series B                          35,500             885,725
           Entertainment Properties Trust, 7.75%, Series B                 84,900           2,152,215
           iStar Financial, 8.00%, Series D                               111,000           2,821,620
           iStar Financial, 7.80%, Series F                                36,800             975,568
           iStar Financial, 7.65%, Series G                                75,300           1,896,054
           iStar Financial, 7.50%, Series I                                38,000             962,160
                                                                                        -------------
                                                                                           19,158,446
                                                                                        -------------
    HEALTH CARE                                               4.5%
           Health Care REIT, 7.625%, Series F                             114,900           2,906,970
           Nationwide Health Properties, 7.677%, Series A                 221,000          22,873,500
           Windrose Medical Properties Trust, 7.50% Series A               70,000           1,907,500
                                                                                        -------------
                                                                                           27,687,970
                                                                                        -------------
    HOTEL                                                     3.1%
           Eagle Hospitality Properties Trust, 8.25%,                      65,000           1,631,500
            Series A
           FelCor Lodging Trust, $1.95, Series A                          114,500           2,820,135
            (Convertible)
           FelCor Lodging Trust, 8.00%, Series C                           71,212           1,773,179
           Host Marriott Corp., 10.00%, Series C                           39,100             994,704
           Host Marriott Corp., 8.875%, Series E                           10,000             273,000
           Innkeepers USA Trust, 8.00%, Series C                           56,000           1,464,400
           LaSalle Hotel Properties, 10.25%, Series A                     200,000           5,320,000
           Strategic Hotel Capital, 8.50%, Series A, 144A                  87,900           2,307,375
           Sunstone Hotel Investors, 8.00%, Series A                      103,900           2,649,450
                                                                                        -------------
                                                                                           19,233,743
                                                                                        -------------
    INDUSTRIAL                                                0.1%
           EastGroup Properties, 7.95%, Series D                           35,000             915,600
                                                                                        -------------



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                                       4
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                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                          Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------
    OFFICE                                                    5.5%
           Alexandria Real Estate Equities, 9.10%, Series B                53,900      $   1,404,634
           Brandywine Realty Trust, 7.50%, Series C                        30,000            760,500
           Cousins Properties, 7.50%, Series B                            140,000          3,584,000
           Highwoods Properties, 8.625%, Series A                          18,550         19,890,933
           HRPT Properties Trust, 8.75%, Series B                         128,000          3,393,280
           Kilroy Realty Corp., 7.50%, Series F                            16,000            407,040
           Maguire Properties, 7.625%, Series A                            72,200          1,830,270
           SL Green Realty Corp., 7.625%, Series C                         40,000          1,015,600
           SL Green Realty Corp., 7.875%, Series D                         59,700          1,536,678
                                                                                       -------------
                                                                                          33,822,935
                                                                                       -------------
    OFFICE/INDUSTRIAL                                         3.4%
           PS Business Parks, 9.50%, Series D                             800,000         20,480,000
           PS Business Parks, 7.00%, Series H                              20,000            497,000
                                                                                       -------------
                                                                                          20,977,000
                                                                                       -------------
    RESIDENTIAL                                               3.7%
        APARTMENT                                             3.6%
           Apartment Investment & Management Co., 9.375%,
            Series G                                                       52,800          1,398,144
           Apartment Investment & Management Co., 10.10%,
            Series Q                                                       18,600            475,788
           Apartment Investment & Management Co., 10.00%,
            Series R(d)                                                   611,800         15,821,148
           Associated Estates Realty Corp., 8.70%, Series B                70,000          1,823,500
           Mid-America Apartment Communities, 8.30%, Series H             103,600          2,703,960
                                                                                       -------------
                                                                                          22,222,540
                                                                                       -------------
        MANUFACTURED HOME                                     0.1%
           American Land Lease, 7.75%, Series A                            15,000            373,500
                                                                                       -------------
           TOTAL RESIDENTIAL                                                              22,596,040
                                                                                       -------------


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                                       5
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                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                          Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------
    SHOPPING CENTER                                           6.3%
        COMMUNITY CENTER                                      1.5%
           Cedar Shopping Centers, 8.875%, Series A                        32,000      $     832,000
           Developers Diversified Realty Corp., 8.60%,
            Series F                                                      100,000          2,590,000
           Federal Realty Investment Trust, 8.50%, Series B                20,100            523,404
           New Plan Excel Realty Trust, 7.80%, Series D                    20,000          1,015,000
           Urstadt Biddle Properties, 8.50%, Series C                      16,000          1,736,000
           Urstadt Biddle Properties, 7.50%, Series D                      99,000          2,549,745
                                                                                       -------------
                                                                                           9,246,149
                                                                                       -------------
        REGIONAL MALL                                         4.8%
           CBL & Associates Properties, 7.75%, Series C                    50,000          1,288,500
           CBL & Associates Properties, 7.375%, Series D                  241,098          6,094,957
           Glimcher Realty Trust, 8.75%, Series F                          35,000            903,350
           Mills Corp., 9.00%, Series B                                    83,800          2,191,370
           Mills Corp., 9.00%, Series C                                    85,000          2,219,350
           Mills Corp., 7.875%, Series G                                  250,000          6,425,000
           Pennsylvania REIT,  11.00%, Series A                           125,600          7,253,400
           Simon Property Group, 8.375%, Series J                          33,800          2,203,338
           Taubman Centers, 8.30%, Series A                                50,059          1,268,495
                                                                                       -------------
                                                                                          29,847,760
                                                                                       -------------
           TOTAL SHOPPING CENTER                                                          39,093,909
                                                                                       -------------
    SPECIALTY                                                 0.3%
           Capital Automotive REIT, 7.50%, Series A                        50,000          1,115,000
           Capital Automotive REIT, 8.00%, Series B                        22,500            529,875
                                                                                       -------------
                                                                                           1,644,875
                                                                                       -------------
               TOTAL PREFERRED STOCK
                 (Identified cost-$167,370,545)                                          185,130,518
                                                                                       -------------


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                                       6
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                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                       Principal
                                                                         Amount             Value
                                                                   ------------------  ---------------
CORPORATE BOND                                                0.2%
           Ventas Realty LP, 7.125%, due 6/01/15, 144A
             (Identified cost-$1,000,000)                             $ 1,000,000       $   1,040,000
                                                                                        -------------
COMMERCIAL PAPER                                              0.8%
           San Paolo U.S. Finance Co., 2.75%, due 10/03/05
            (Identified cost-$5,336,185)                                5,337,000           5,336,185
                                                                                        -------------

TOTAL INVESTMENTS (Identified cost-$649,372,780)            147.6%                        910,992,667

OTHER ASSETS IN EXCESS OF LIABILITIES                         0.2%                          1,095,535

LIQUIDATION VALUE OF PREFERRED SHARES                       (47.8)%                      (295,000,000)
                                                            ------                       -------------

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to
  $23.91 per share based on 25,810,481 shares of capital
  stock outstanding)                                        100.0%                      $ 617,088,202
                                                            =====                       =============


Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted. Security acquired 12/3/04 at a cost of $9,239,450; equals 2.1% of net assets applicable to common shares.

(b) Resale is restricted. Security acquired 6/20/05 at a cost of $532,065; equals 0.1% of net assets applicable to common shares.

(c) Fair valued security. Aggregate holdings equal 0.1% of net assets applicable to common shares.

(d) 250,000 shares segregated as collateral for the interest rate swap transactions.

                       Glossary of Portfolio Abbreviations

                   REIT           Real Estate Investment Trust


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                                       7
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


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               COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.
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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



Interest Rate Swaps:


                                                                                                           Unrealized
                                         Notional      Fixed      Floating Rate(a)    Termination         Appreciation/
          Counterparty                    Amount        Rate      (reset monthly)         Date           (Depreciation)
------------------------------------    -----------    -------    --------------    -----------------    --------------
Merrill Lynch Derivative Products AG    $14,500,000    3.9950%        3.8180%        October 22, 2009     $   287,232
Royal Bank of Canada                    $14,500,000    2.7950%        3.7000%         October 2, 2007         479,887
Salomon Swapco Inc.                     $31,250,000    5.3025%        3.8400%           July 30, 2006        (250,117)
Salomon Swapco Inc.                     $19,125,000    3.4065%        3.7890%           June 18, 2007         351,900
Salomon Swapco Inc.                     $31,250,000    5.5920%        3.8400%           July 30, 2008        (927,774)
Salomon Swapco Inc.                     $19,125,000    4.0800%        3.7890%       December 18, 2009         371,065
Salomon Swapco Inc.                     $31,250,000    5.8240%        3.8400%           July 30, 2011      (2,046,778)
                                                                                                          -----------
                                                                                                          $(1,734,585)
                                                                                                          ===========

-----------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2005.


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                                       8
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


Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.




By: /s/ Adam M. Derechin
    --------------------------------
        Name: Adam M. Derechin
        Title: President

        Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: /s/ Adam M. Derechin                  By: /s/ Jay J. Chen
    --------------------------------          ----------------------------------
        Name: Adam M. Derechin                    Name: Jay J. Chen
        Title: President and principal            Title: Treasurer and principal
                executive officer                         financial officer

        Date: November 17, 2005